Note 23 - Related Party (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Notes Tables
Schedule of Related Party Transactions [Table Text Block]
	Three Months Ended
	March 31,
Director’s remuneration	2026	2025
	(in thousands)
Remuneration in respect of services as directors	$143	$135
Remuneration in respect to long-term incentive schemes – restricted shares	-	-
Total	$143	$135

	Year Ended December 31,
Director’s remuneration	2025	2024
	(in thousands)
Remuneration in respect of services as directors (including Mr. Browne)	$547	$292
Remuneration in respect to long term incentive schemes (stock compensation)	1,680	-
Total	$2,227	$292